Right-of-use assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 5,026	€ 3,233	€ 915
Leased stores | Zegna Segment
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 9,941	€ 7,905	€ 832
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	1 year
Extension options term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	15 years
Extension options term	10 years